OPERATING LEASES	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
OPERATING LEASES

13.	OPERATING LEASES

Rental income

The minimum contractual future revenues to be received on time charters in respect of our vessels as of December 31, 2018, were as follows:

Year ending December 31
(in thousands of $)
2019	25,851
Total	25,851

The cost and accumulated depreciation of vessels leased to third parties at December 31, 2018 and 2017 were $331.5 million and $35.6 million; and $191.1 million and $53.6 million, respectively.

Rental expense

We are committed to making rental payments under operating leases. The future minimum rental payments under our non-cancellable operating leases are as follows:

Year ending December 31	Total
(in thousands of $)
2019	5,417
2020	3,756
2021	2,682
2022	2,425
2023 and thereafter	6,180
Total minimum lease payments	20,460

Total rental expense for operating leases was $8.2 million, $19.3 million and $29.6 million for the years ended December 31, 2018, 2017 and 2016, respectively. In prior years, the Golar Grand was chartered back from Golar Partners under agreements executed at the time of its disposals to Golar Partners. The Golar Grand charter-back arrangement with Golar Partners ceased in October 2017.

Total rental expense for operating leases for the year ended December 31, 2018 includes $6.1 million of minimum rental expense, $2.2 million of contingent rental expense and sublease rental income of $0.1 million.